Financial Instruments - Additional Information - Short-Term and Long-Term Debt (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 19, 2017 USD ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Issuance of outstanding notes payables							$ 65	$ 84
Total debt	$ 182,957		$ 193,995		$ 236,238					$ 229,343
Share in borrowings, percentage	79.00%	79.00%	80.00%	80.00%
Percentage of bank loans on total indebtedness	38.00%		29.00%				38.00%	29.00%
Long term borrowings	$ 182,074		$ 177,022				$ 9,339
Premiums, fees and issuance costs paid	1,006	$ 51	4,930	$ 251	4,061	$ 196
Issuance costs recognized	1,006	51	4,160	212	3,129	151
Issuance costs of new debt			770	39	932	45
Proportional fees and issuance costs related to the extinguished debt instruments	$ 87	$ 4	$ 310	$ 16	$ 767	$ 37
Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	6.00%	6.00%	5.00%	5.00%
Finance subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	15.00%	15.00%	15.00%	15.00%
2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness								$ 4,050	$ 4,050
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 113,307		$ 137,136